NOTE 20 RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2012 (Details) - Schedule of Restated Financial Information (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Convertible notes payable, discounts (in Dollars)	$ 264,389	$ 166,307
Note Payable, discounts (in Dollars)	0	0
Common shares subject to redemption, shares outstanding	10,217,468	4,517,601
Common stock, shares authorized	250,000,000	250,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	127,897,079	97,485,130
Common stock, shares outstanding	127,897,079	97,485,130
Scenario, Previously Reported [Member] | Series I Preferred Stock [Member]
Preferred stock, shares authorized		100
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares issued		100
Preferred stock, shares outstanding		100
Scenario, Previously Reported [Member] | Series A Preferred Stock [Member]
Preferred stock, shares authorized		8,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares issued		4,000,000
Preferred stock, shares outstanding		4,000,000
Scenario, Previously Reported [Member] | Series G Preferred Stock [Member]
Preferred stock, shares authorized		0
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Scenario, Previously Reported [Member]
Convertible notes payable, discounts (in Dollars)		166,307
Note Payable, discounts (in Dollars)		0
Common shares subject to redemption, shares outstanding		4,517,601
Common stock, shares authorized		250,000,000
Common stock, par value (in Dollars per share)		$ 0.001
Common stock, shares issued		97,485,130
Common stock, shares outstanding		97,485,130
Scenario, Actual [Member] | Series I Preferred Stock [Member]
Preferred stock, shares authorized		100
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares issued		100
Preferred stock, shares outstanding		100
Scenario, Actual [Member] | Series A Preferred Stock [Member]
Preferred stock, shares authorized		8,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares issued		4,000,000
Preferred stock, shares outstanding		4,000,000
Scenario, Actual [Member] | Series G Preferred Stock [Member]
Preferred stock, shares authorized		0
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Scenario, Actual [Member]
Convertible notes payable, discounts (in Dollars)		166,307
Note Payable, discounts (in Dollars)		$ 0
Common shares subject to redemption, shares outstanding		4,517,601
Common stock, shares authorized		250,000,000
Common stock, par value (in Dollars per share)		$ 0.001
Common stock, shares issued		97,485,130
Common stock, shares outstanding		97,485,130
Series I Preferred Stock [Member]
Preferred stock, shares authorized	100	100
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares issued	100	100
Preferred stock, shares outstanding	100	100
Series A Preferred Stock [Member]
Preferred stock, shares authorized	8,000,000	8,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares issued	4,000,000	4,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000